Cover	Feb. 28, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	Cano Health, Inc
Entity File Number	001-39289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Address, Address Line Two	Suite #200
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Tax Identification Number	98-1524224
Entity Address, Postal Zip Code	33178
City Area Code	855
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001800682
Amendment Flag	false
Class A common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	CANO
Security Exchange Name	NYSE
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CANO/WS
Security Exchange Name	NYSE